Provisions - Schedule reconciliation of beginning and ending aggregate carrying amount of the provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 4,298	$ 5,367
Changes in estimated cash flows and discount rates	(585)	(868)
Accretion	183	147
Effect of foreign exchange	294	(348)
Balance - End of period	4,190	4,298
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	3,824	4,885
Changes in estimated cash flows and discount rates	(583)	(879)
Accretion	162	132
Effect of foreign exchange	261	(314)
Balance - End of period	3,664	3,824
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	474	482
Changes in estimated cash flows and discount rates	(2)	11
Accretion	21	15
Effect of foreign exchange	33	(34)
Balance - End of period	$ 526	$ 474